Net Loss Per Share - Basic and Diluted Net Loss Per Common Share (Details) 10-Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss attributable to common stockholders	$ (61,944,898)	$ (3,011,034)	$ (78,374,330)	$ (6,319,253)
Net loss attributable to common stockholders	$ (61,944,898)	$ (3,011,034)	$ (78,374,330)	$ (6,319,253)
Denominator:
Weighted average common shares outstanding—basic (in shares)	117,748,175	102,206,153	112,901,012	100,495,425	100,418,167	90,539,124
Weighted average common shares outstanding—diluted (in shares)	117,748,175	102,206,153	112,901,012	100,495,425	100,418,167	90,539,124
Net loss per share attributable to common stockholders— basic (usd per share)	$ (0.53)	$ (0.03)	$ (0.69)	$ (0.06)	$ (0.27)	$ (0.05)
Net loss per share attributable to common stockholders— diluted (usd per share)	$ (0.53)	$ (0.03)	$ (0.69)	$ (0.06)	$ (0.27)	$ (0.05)